UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2013 / Unaudited

	Principal Amount	Value

Asset-Backed Securities—15.1%

Auto Loan—14.5%
American Credit Acceptance Receivables Trust:
Series 2012-2, Cl. A, 1.89%, 7/15/16[1]	$1,556,300	$1,560,303
Series 2012-3, Cl. A, 1.64%, 11/15/16[1]	716,525	716,104
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	610,000	609,057
Series 2013-2, Cl. B, 2.84%, 5/15/19[1]	2,563,000	2,569,502

AmeriCredit Automobile Receivables Trust:
Series 2010-2, Cl. C, 4.52%, 10/8/15	2,012,606	2,034,719
Series 2010-2, Cl. D, 6.24%, 6/8/16	1,670,000	1,744,086
Series 2011-1, Cl. D, 4.26%, 2/8/17	720,000	750,838
Series 2011-2, Cl. D, 4.00%, 5/8/17	3,440,000	3,569,800
Series 2011-4, Cl. D, 4.08%, 9/8/17	3,995,000	4,155,803
Series 2011-5, Cl. D, 5.05%, 12/8/17	2,760,000	2,958,652
Series 2012-1, Cl. D, 4.72%, 3/8/18	1,025,000	1,080,575
Series 2012-2, Cl. D, 3.38%, 4/9/18	4,505,000	4,624,673
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,510,000	1,513,214
Series 2012-5, Cl. C, 1.69%, 11/8/18	1,640,000	1,630,166
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,445,000	2,431,616
Series 2013-1, Cl. C, 1.57%, 1/8/19	2,745,000	2,688,174
Series 2013-1, Cl. D, 2.09%, 2/8/19	1,945,000	1,896,717
Series 2013-2, Cl. D, 2.42%, 5/8/19	3,030,000	2,969,918
Series 2013-3, Cl. D, 3.00%, 7/8/19	1,965,000	1,955,015

Capital Auto Receivables Asset Trust, Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,237,474

Centre Point Funding LLC, Series 2010-1A, Cl. 1, 5.43%, 7/20/16[1]	331,526	344,284

CFC LLC, Series 2013-1A, Cl. A, 1.65%, 7/17/17[1]	926,703	924,584

CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	2,461,226	2,491,454
Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	831,586	836,301

Credit Acceptance Auto Loan Trust:
Series 2012-1A, Cl. A, 2.20%, 9/16/19[1]	1,675,000	1,691,020
Series 2012-2A, Cl. A, 1.52%, 3/16/20[1]	1,025,000	1,028,466
Series 2012-2A, Cl. B, 2.21%, 9/15/20[1]	510,000	512,773
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	1,620,000	1,608,190

DT Auto Owner Trust:
Series 2011-1A, Cl. C, 3.05%, 8/17/15[1]	90,831	90,911
Series 2011-3A, Cl. C, 4.03%, 2/15/17[1]	2,775,000	2,784,503
Series 2012-2A, Cl. C, 2.72%, 4/17/17[1]	665,000	670,457
Series 2012-2A, Cl. D, 4.35%, 3/15/19[1]	860,000	888,032
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,185,000	1,188,025
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,820,000	2,823,398

Exeter Automobile Receivables Trust:
Series 2012-1A, Cl. A, 2.02%, 8/15/16[1]	3,030,002	3,041,781
Series 2012-2A, Cl. A, 1.30%, 6/15/17[1]	908,277	907,804
Series 2012-2A, Cl. B, 2.22%, 12/15/17[1]	1,415,000	1,404,419
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	235,000	230,555
Series 2013-1A, Cl. A, 1.29%, 10/16/17[1]	1,946,303	1,943,142
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	2,670,000	2,694,114

First Investors Auto Owner Trust, Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,055,000	1,110,857

Ford Credit Auto Owner Trust, Series 2013-A, Cl. D, 1.86%, 8/15/19	1,845,000	1,823,710

Ford Credit Floorplan Master Owner Trust A:
Series 2012-1, Cl. C, 1.682%, 1/15/16[2]	1,625,000	1,629,741
Series 2012-2, Cl. C, 2.86%, 1/15/19	2,585,000	2,660,167

1    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan Continued
Ford Credit Floorplan Master Owner Trust A: Continued
Series 2013-3, Cl. D, 1.74%, 6/15/17	$ 1,060,000	$1,062,132

Prestige Auto Receivables Trust, Series 2011-1A, Cl. D, 5.18%, 7/16/18[1]	935,000	968,715

Santander Drive Auto Receivables Trust:
Series 2010-3, Cl. C, 3.06%, 11/15/17	2,950,000	3,010,175
Series 2010-B, Cl. C, 3.02%, 10/17/16[1]	2,278,474	2,301,316
Series 2011-1, Cl. D, 4.01%, 2/15/17	2,880,000	2,984,262
Series 2011-4, Cl. B, 2.90%, 5/16/16	1,895,000	1,919,843
Series 2011-S1A, Cl. D, 3.10%, 5/15/17[1]	27,264	27,291
Series 2011-S2A, Cl. D, 3.35%, 6/15/17[3]	532,893	535,184
Series 2012-2, Cl. C, 3.20%, 2/15/18	350,000	360,121
Series 2012-2, Cl. D, 3.87%, 2/15/18	3,550,000	3,662,812
Series 2012-3, Cl. C, 3.01%, 4/16/18	4,745,000	4,872,847
Series 2012-4, Cl. B, 1.83%, 3/15/17	1,040,000	1,048,585
Series 2012-4, Cl. D, 3.50%, 6/15/18	4,530,000	4,632,881
Series 2012-5, Cl. C, 2.70%, 8/15/18	4,355,000	4,385,143
Series 2012-5, Cl. D, 3.30%, 9/17/18	5,425,000	5,523,846
Series 2012-6, Cl. D, 2.52%, 9/17/18	5,750,000	5,689,168
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	990,000	972,563
Series 2013-1, Cl. C, 1.76%, 1/15/19	3,180,000	3,129,343
Series 2013-1, Cl. D, 2.27%, 1/15/19	1,605,000	1,570,263
Series 2013-2, Cl. D, 2.57%, 3/15/19	2,135,000	2,088,459
Series 2013-3, Cl. C, 1.81%, 4/15/19	2,700,000	2,654,427
Series 2013-3, Cl. D, 2.42%, 4/15/19	1,475,000	1,415,332
Series 2013-4, Cl. D, 3.92%, 1/15/20	745,000	754,686
Series 2013-A, Cl. C, 3.12%, 10/15/19[1]	2,605,000	2,680,796

SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. A, 1.78%, 6/15/16[1]	476,356	477,687
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	1,105,000	1,131,085
Series 2013-1A, Cl. B, 2.09%, 7/16/18[1]	900,000	896,560
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,000,000	993,656

United Auto Credit Securitization Trust:
Series 2012-1, Cl. A2, 1.10%, 3/16/15[1]	528,536	528,512
Series 2012-1, Cl. B, 1.87%, 9/15/15[1]	1,775,000	1,774,617
Series 2012-1, Cl. C, 2.52%, 3/15/16[1]	1,280,000	1,279,297
Series 2012-1, Cl. D, 3.12%, 3/15/18[1]	895,000	894,477
Series 2013-1, Cl. B, 1.74%, 4/15/16[1]	1,575,000	1,572,524
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,005,000	1,002,957
Series 2013-1, Cl. D, 2.90%, 12/15/17[1]	175,000	174,645

Westlake Automobile Receivables Trust:
Series 2012-1A, Cl. A2, 1.03%, 3/15/16[1]	655,021	655,640
Series 2013-1A, Cl. A2, 1.12%, 1/15/18[1]	2,480,000	2,481,252

		150,138,193

Credit Card—0.3%

MBNA Credit Card Master Note Trust, Series 2003-C7, Cl. C7, 1.532%, 3/15/16[2]	2,900,000	2,901,292

Equipment—0.1%

FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	748,391	744,716

Receivables: Other—0.2%
AmeriCredit Automobile Receivables Trust, Series 2010-1, Cl. D, 6.65%, 7/17/17	1,995,000	2,070,195

Total Asset-Backed Securities (Cost $155,791,596)		155,854,396

2    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Mortgage-Backed Obligations—58.7%

Government Agency—45.5%

FHLMC/FNMA/FHLB/Sponsored—45.2%
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	$4,348,059	$4,761,504
6.00%, 5/1/18-11/1/37	929,249	1,014,978
6.50%, 4/1/18-4/1/34	1,117,021	1,232,393
7.00%, 7/1/21-10/1/37	5,540,558	6,293,238
8.00%, 4/1/16	67,490	70,640
9.00%, 8/1/22-5/1/25	34,314	38,510

Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	267	268

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 17.07%, 4/1/27[4]	619,415	92,882
Series 192, Cl. IO, 11.78%, 2/1/28[4]	71,598	15,055
Series 206, Cl. IO, 0.00%, 12/1/29[4,10]	116,797	17,436
Series 243, Cl. 6, 0.00%, 12/15/32[4,10]	540,010	112,387

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.677%, 6/1/26[5]	85,765	80,170

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	8,733	9,747
Series 1590, Cl. IA, 1.232%, 10/15/23[2]	1,478,060	1,506,089
Series 2034, Cl. Z, 6.50%, 2/15/28	10,794	12,197
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,539,353	1,757,271
Series 2046, Cl. G, 6.50%, 4/15/28	873,130	987,135
Series 2053, Cl. Z, 6.50%, 4/15/28	11,415	12,900
Series 2063, Cl. PG, 6.50%, 6/15/28	733,504	829,861
Series 2145, Cl. MZ, 6.50%, 4/15/29	277,304	314,193
Series 2148, Cl. ZA, 6.00%, 4/15/29	418,862	468,939
Series 2195, Cl. LH, 6.50%, 10/15/29	683,489	774,560
Series 2326, Cl. ZP, 6.50%, 6/15/31	191,056	217,857
Series 2341, Cl. FP, 1.082%, 7/15/31[2]	322,209	328,370
Series 2399, Cl. PG, 6.00%, 1/15/17	174,361	183,705
Series 2423, Cl. MC, 7.00%, 3/15/32	1,108,423	1,291,133
Series 2453, Cl. BD, 6.00%, 5/15/17	175,627	186,007
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,601,681	1,823,548
Series 2463, Cl. F, 1.182%, 6/15/32[2]	1,582,100	1,617,817
Series 2500, Cl. FD, 0.682%, 3/15/32[2]	116,122	116,823
Series 2526, Cl. FE, 0.582%, 6/15/29[2]	146,063	146,361
Series 2551, Cl. FD, 0.582%, 1/15/33[2]	296,413	297,075
Series 2676, Cl. KY, 5.00%, 9/15/23	2,026,386	2,222,718
Series 2707, Cl. QE, 4.50%, 11/15/18	579,140	610,924
Series 3025, Cl. SJ, 24.082%, 8/15/35[2]	287,217	450,014
Series 3030, Cl. FL, 0.582%, 9/15/35[2]	755,361	754,979
Series 3822, Cl. JA, 5.00%, 6/15/40	1,754,857	1,859,639
Series 3848, Cl. WL, 4.00%, 4/15/40	2,200,902	2,351,095
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,054,974	1,049,086

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 18.75%, 2/15/29[4]	824,460	155,414
Series 2130, Cl. SC, 55.385%, 3/15/29[4]	244,431	47,929
Series 2134, Cl. SB, 60.875%, 3/15/29[4]	240,198	45,170
Series 2422, Cl. SJ, 52.509%, 1/15/32[4]	794,696	162,930
Series 2493, Cl. S, 56.873%, 9/15/29[4]	61,142	12,899

3    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: Continued
Series 2601, Cl. GS, 0.00%, 11/15/17[4,10]	$186,103	$3,314
Series 2682, Cl. TQ, 99.999%, 10/15/33[4]	1,590,134	279,877
Series 2796, Cl. SD, 57.21%, 7/15/26[4]	376,142	68,609
Series 2802, Cl. AS, 0.00%, 4/15/33[4,10]	152,678	4,884
Series 2920, Cl. S, 57.31%, 1/15/35[4]	1,463,746	287,820
Series 2922, Cl. SE, 9.342%, 2/15/35[4]	1,185,415	208,139
Series 2981, Cl. BS, 99.999%, 5/15/35[4]	2,826,059	458,588
Series 3005, Cl. WI, 0.00%, 7/15/35[4,10]	567,798	55,155
Series 3201, Cl. SG, 7.66%, 8/15/36[4]	3,515,274	657,387
Series 3397, Cl. GS, 15.493%, 12/15/37[4]	615,629	104,369
Series 3424, Cl. EI, 3.136%, 4/15/38[4]	578,066	76,812
Series 3450, Cl. BI, 14.50%, 5/15/38[4]	6,648,981	1,201,750
Series 3606, Cl. SN, 6.773%, 12/15/39[4]	1,876,751	242,735

Federal National Mortgage Assn. Pool:
2.50%, 10/1/27[6]	16,865,000	16,965,136
3.00%, 10/1/26[6]	9,960,000	10,314,825
3.50%, 11/1/27-11/1/42[6]	197,895,000	204,815,346
4.00%, 10/1/28-10/1/42[6]	44,500,000	46,760,014
4.50%, 10/1/22-10/1/42[6]	70,875,000	75,680,471
5.00%, 10/25/38[6]	190,000	206,061
5.50%, 12/1/18-5/1/36	3,120,340	3,415,652
6.00%, 5/1/20	267,414	284,291
6.50%, 6/1/17-11/1/31	6,432,554	7,100,568
7.00%, 9/1/14-4/1/34	3,016,924	3,429,170
7.50%, 1/1/33-8/1/33	3,803,461	4,460,605
8.50%, 7/1/32	16,244	18,954

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 24.86%, 6/1/23[4]	619,379	94,012
Series 247, Cl. 2, 43.05%, 10/1/23[4]	67,296	10,402
Series 252, Cl. 2, 41.18%, 11/1/23[4]	642,447	97,888
Series 254, Cl. 2, 34.90%, 1/1/24[4]	1,136,565	171,442
Series 301, Cl. 2, 5.14%, 4/1/29[4]	307,137	65,573
Series 303, Cl. IO, 9.34%, 11/1/29[4]	57,447	8,699
Series 319, Cl. 2, 5.66%, 2/1/32[4]	244,362	64,753
Series 320, Cl. 2, 10.35%, 4/1/32[4]	4,213,579	833,671
Series 321, Cl. 2, 8.83%, 4/1/32[4]	740,370	194,259
Series 324, Cl. 2, 3.61%, 7/1/32[4]	338,621	88,701
Series 331, Cl. 9, 0.00%, 2/1/33[4,10]	2,455,388	498,822
Series 334, Cl. 14, 0.00%, 2/1/33[4,10]	2,178,118	421,969
Series 334, Cl. 15, 0.00%, 2/1/33[4,10]	1,624,774	306,708
Series 334, Cl. 17, 6.402%, 2/1/33[4]	84,452	19,897
Series 339, Cl. 12, 0.00%, 6/25/33[4,10]	1,984,990	338,214
Series 339, Cl. 7, 0.00%, 8/1/33[4,10]	2,027,053	329,107
Series 343, Cl. 13, 0.00%, 9/1/33[4,10]	2,079,783	328,454
Series 343, Cl. 18, 0.00%, 5/1/34[4,10]	1,353,183	204,369
Series 345, Cl. 9, 0.00%, 1/1/34[4,10]	876,641	150,515
Series 351, Cl. 10, 0.00%, 4/1/34[4,10]	825,177	131,337
Series 351, Cl. 8, 0.00%, 4/1/34[4,10]	1,355,904	215,654
Series 356, Cl. 10, 0.00%, 6/1/35[4,10]	1,012,804	163,538
Series 356, Cl. 12, 0.00%, 2/1/35[4,10]	500,569	80,777
Series 362, Cl. 13, 0.00%, 8/1/35[4,10]	1,281,172	217,847

4    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Series 364, Cl. 16, 0.00%, 9/1/35[4,10]	$1,694,583	$264,294
Series 365, Cl. 16, 0.00%, 3/1/36[4,10]	1,322,037	245,111

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	271,493	301,513
Series 1993-87, Cl. Z, 6.50%, 6/25/23	205,173	232,041
Series 1996-35, Cl. Z, 7.00%, 7/25/26	71,236	81,392
Series 1998-58, Cl. PC, 6.50%, 10/25/28	391,756	444,844
Series 1998-61, Cl. PL, 6.00%, 11/25/28	500,377	559,901
Series 1999-54, Cl. LH, 6.50%, 11/25/29	772,815	866,562
Series 1999-60, Cl. PG, 7.50%, 12/25/29	3,411,504	3,966,013
Series 2001-51, Cl. OD, 6.50%, 10/25/31	836,620	933,880
Series 2002-10, Cl. FB, 0.679%, 3/25/17[2]	56,662	57,007
Series 2002-16, Cl. PG, 6.00%, 4/25/17	317,119	333,638
Series 2002-2, Cl. UC, 6.00%, 2/25/17	202,530	213,397
Series 2002-56, Cl. FN, 1.179%, 7/25/32[2]	445,514	455,544
Series 2003-130, Cl. CS, 13.742%, 12/25/33[2]	2,463,058	3,021,662
Series 2003-21, Cl. FK, 0.579%, 3/25/33[2]	140,304	140,618
Series 2003-28, Cl. KG, 5.50%, 4/25/23	1,033,432	1,133,574
Series 2004-101, Cl. BG, 5.00%, 1/25/20	818,601	856,420
Series 2004-25, Cl. PC, 5.50%, 1/25/34	261,320	281,134
Series 2005-104, Cl. MC, 5.50%, 12/25/25	3,517,589	3,867,683
Series 2005-109, Cl. AH, 5.50%, 12/25/25	9,818,780	10,862,133
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,820,429
Series 2005-71, Cl. DB, 4.50%, 8/25/25	834,996	904,600
Series 2005-73, Cl. DF, 0.429%, 8/25/35[2]	1,910,745	1,910,724
Series 2006-50, Cl. SK, 23.544%, 6/25/36[2]	810,983	1,235,662
Series 2007-109, Cl. NF, 0.729%, 12/25/37[2]	2,547,862	2,563,447
Series 2009-36, Cl. FA, 1.119%, 6/25/37[2]	1,497,350	1,511,777
Series 2009-37, Cl. HA, 4.00%, 4/25/19	2,034,420	2,127,683
Series 2009-70, Cl. TL, 4.00%, 8/25/19	1,655,741	1,731,708
Series 2011-15, Cl. DA, 4.00%, 3/25/41	776,511	821,835
Series 2011-3, Cl. KA, 5.00%, 4/25/40	2,608,002	2,860,021

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 52.312%, 3/17/31[4]	350,312	62,507
Series 2001-61, Cl. SE, 35.143%, 11/18/31[4]	365,141	66,373
Series 2001-65, Cl. S, 30.988%, 11/25/31[4]	776,567	143,254
Series 2001-81, Cl. S, 29.89%, 1/25/32[4]	111,622	23,088
Series 2002-12, Cl. SB, 44.50%, 7/25/31[4]	178,309	35,848
Series 2002-2, Cl. SW, 46.481%, 2/25/32[4]	222,611	43,708
Series 2002-38, Cl. SO, 46.633%, 4/25/32[4]	114,096	20,315
Series 2002-41, Cl. S, 62.045%, 7/25/32[4]	1,153,380	233,962
Series 2002-47, Cl. NS, 35.327%, 4/25/32[4]	360,695	68,252
Series 2002-5, Cl. SD, 50.384%, 2/25/32[4]	209,769	38,489
Series 2002-51, Cl. S, 35.509%, 8/25/32[4]	331,187	65,826
Series 2002-52, Cl. SD, 37.06%, 9/25/32[4]	454,698	94,587
Series 2002-60, Cl. SM, 28.968%, 8/25/32[4]	1,161,198	180,072
Series 2002-60, Cl. SY, 5.491%, 4/25/32[4]	1,041,955	28,619
Series 2002-64, Cl. SD, 9.278%, 4/25/27[4]	463,125	94,301
Series 2002-7, Cl. SK, 30.131%, 1/25/32[4]	674,807	112,950
Series 2002-75, Cl. SA, 32.88%, 11/25/32[4]	637,043	122,183
Series 2002-77, Cl. BS, 31.05%, 12/18/32[4]	1,273,607	253,984

5    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: Continued
Series 2002-77, Cl. IS, 43.98%, 12/18/32[4]	$194,386	$39,630
Series 2002-77, Cl. SH, 42.64%, 12/18/32[4]	176,754	36,645
Series 2002-84, Cl. SA, 37.949%, 12/25/32[4]	175,327	33,420
Series 2002-89, Cl. S, 52.34%, 1/25/33[4]	1,653,767	354,449
Series 2002-9, Cl. MS, 31.19%, 3/25/32[4]	10,142	2,083
Series 2002-90, Cl. SN, 33.814%, 8/25/32[4]	1,056,537	163,841
Series 2002-90, Cl. SY, 38.81%, 9/25/32[4]	557,354	90,958
Series 2003-14, Cl. OI, 11.72%, 3/25/33[4]	2,636,031	478,876
Series 2003-26, Cl. IK, 9.33%, 4/25/33[4]	954,782	189,565
Series 2003-33, Cl. SP, 28.05%, 5/25/33[4]	1,038,957	187,895
Series 2003-4, Cl. S, 32.28%, 2/25/33[4]	334,447	65,344
Series 2003-52, Cl. NS, 40.31%, 6/25/23[4]	4,940,792	593,287
Series 2004-54, Cl. DS, 41.79%, 11/25/30[4]	92,706	14,123
Series 2004-56, Cl. SE, 14.13%, 10/25/33[4]	1,445,719	243,784
Series 2005-12, Cl. SC, 11.08%, 3/25/35[4]	592,081	126,996
Series 2005-40, Cl. SA, 49.64%, 5/25/35[4]	864,584	150,060
Series 2005-52, Cl. JH, 9.736%, 5/25/35[4]	1,585,930	290,244
Series 2005-6, Cl. SE, 59.39%, 2/25/35[4]	1,294,460	235,642
Series 2005-93, Cl. SI, 13.977%, 10/25/35[4]	1,249,805	188,194
Series 2006-53, Cl. US, 17.645%, 6/25/36[4]	95,731	15,093
Series 2008-55, Cl. SA, 16.72%, 7/25/38[4]	1,477,229	225,249
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,10]	2,906,409	263,797
Series 2012-40, Cl. PI, 3.133%, 4/25/41[4]	4,031,277	758,789

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 4.35%, 9/25/23[5]	198,794	192,835

		472,706,350

GNMA/Guaranteed—0.3%
Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	47,137	50,110
10.50%, 12/15/17	5,165	5,289

Government National Mortgage Assn. II Pool:
1.75%, 7/20/25-7/20/27[2]	10,896	11,337
11.00%, 10/20/19	5,389	5,654

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 63.03%, 2/16/32[4]	566,010	103,872
Series 2002-41, Cl. GS, 53.80%, 6/16/32[4]	393,581	78,793
Series 2002-76, Cl. SY, 64.27%, 12/16/26[4]	272,306	52,826
Series 2007-17, Cl. AI, 17.06%, 4/16/37[4]	2,931,295	555,518
Series 2011-52, Cl. HS, 8.629%, 4/16/41[4]	8,912,539	2,238,099

		3,101,498

Non-Agency—13.2%

Commercial—8.2%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 0%, 4/14/29[4,10]	1,844,118	86,755

Banc of America Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Collateralized Mtg. Obligations, Series 2006-6, Cl. AM, 5.39%, 10/10/45	2,820,000	3,002,238
Bear Stearns ARM Trust, Collateralized Mtg. Obligations, Series 2007-4, Cl. 22A1, 5.201%, 6/25/47[2]	1,950,828	1,713,251

6    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Continued
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[3,4,10]	$785,807	$37,403

CD Commercial Mortgage Trust, Collateralized Mtg. Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	44,013	44,055

Citigroup Commercial Mortgage Trust:
Series 2008-C7, Cl. AM, 6.336%, 12/10/49[2]	2,940,000	3,236,048
Series 20113-GCJ11, 4.459%, 4/10/23[1]	1,080,000	915,499

COMM Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2012-CR4, Cl. D, 4.73%, 10/15/45[1,2]	320,000	281,630
Series 2012-CR5, Cl. E, 4.48%, 12/10/45[1,2]	510,000	441,050
Series 2013-CR7, Cl. D, 4.501%, 3/10/46[1,2]	1,180,000	985,909

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2010-C1, Cl. XPA, 0.00%, 7/10/46[1,4,10]	24,626,639	1,078,795
Series 2012-CR5, Cl. XA, 2.047%, 12/10/45[4]	17,368,493	1,913,591

Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. AM, 5.867%, 12/10/49[2]	2,240,000	2,445,417

Countrywide Alternative Loan Trust, Series 2006-J2, Cl. A7, 6%, 4/25/36	140,492	120,504

Countrywide Home Loans, Series 2007-J3, Cl. A9, 6%, 7/25/37	700,398	579,230

Credit Suisse Commercial Mortgage Trust, Series 2006-6, Cl. 1A4, 6%, 7/25/36	1,909,515	1,473,810

Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.567%, 2/15/39[2]	1,890,000	2,039,948

Credit Suisse First Boston Commercial Trust, Commercial Mtg. Pass-Through Certificates, Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	2,750,000	2,925,293

DBUBS Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-LC1A, Cl. E, 5.728%, 11/10/46[1,2]	490,000	476,940

EverBank Mortgage Loan Trust, Commercial Mtg. Pass-Through Certificates, Series 2013-1, Cl. A1, 2.25%, 3/25/43[1,2]	1,027,937	947,206

First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	1,439,111	1,466,214
Series 2005-FA8, Cl. 1A6, 0.829%, 11/25/35[2]	1,998,954	1,520,084
Series 2005-FA9, Cl. A4A, 5.50%, 12/25/35	82,757	73,351
Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,787,527	1,325,015
Series 2007-FA4, Cl. 1A6, 6.25%, 8/25/37[2]	2,314,463	1,994,611

FREMF Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2013-K25, Cl. C, 3.742%, 11/25/45[1,2]	605,000	502,219
Series 2013-K26, Cl. C, 3.723%, 12/25/45[1,2]	420,000	347,191
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,2]	650,000	530,028
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,2]	650,000	530,279
Series 2013-K712, Cl. C, 3.483%, 5/25/45[1,2]	1,080,000	962,615

GE Capital Commercial Mortgage Corp., Collateralized Mtg. Obligations, Series 2005-C4, Cl. AJ, 5.489%, 11/10/45[2]	2,595,000	2,514,231

GS Mortgage Securities Trust:
Series 2006-GG6, Cl. AM, 5.622%, 4/10/38[2]	2,739,112	2,945,290
Series 2011-GC3, Cl. A1, 2.331%, 3/10/44[1]	1,024,950	1,038,413

GSR Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/25/35[2]	1,334,395	1,326,987

IndyMac Index Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 2005-AR23, Cl. 6A1, 4.706%, 11/25/35[2]	2,793,270	2,314,425
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Cl. AJ, 5.623%, 5/12/45	2,800,000	2,621,863
Series 2007-LDPX, Cl. A3S, 5.317%, 1/15/49	3,025,923	3,036,902

7    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Continued
JP Morgan Chase Commercial Mortgage Securities Trust: Continued
Series 2011-C3, Cl. A1, 1.875%, 2/15/46[1]	$1,072,097	$1,078,871

JP Morgan Mortgage Trust, Collateralized Mtg. Obligations, Series 2007-S3, Cl. 1A90, 7%, 8/25/37	2,573,728	2,354,302

JPMorgan Resecuritization Trust, Collateralized Mtg. Obligations, Series 2009-5, Cl. 1A2, 2.613%, 7/26/36[1,2]	2,776,641	2,124,941

LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Collateralized Mtg. Obligations, Series 1998-C1, Cl. IO, 0%, 2/18/30[4,10]	562,625	16,199

Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24[2,3]	59,021	51,699

Merrill Lynch Mortgage Trust, Collateralized Mtg. Obligations, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	2,800,000	3,030,797

Morgan Stanley Bank of America Merrill Lynch Trust, Commercial Mtg. Pass-Through Certificates:
Series 2012-C6, Cl. E, 4.82%, 11/15/45[1,2]	950,000	834,251
Series 2013-C7, Cl. D, 4.444%, 2/15/46[1,2]	1,150,000	956,771
Series 2013-C8, Cl. D, 4.311%, 12/15/48[1,2]	830,000	694,519

Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	3,575,000	3,838,204
Series 2007-IQ15, Cl. AM, 6.107%, 6/11/49[2]	3,115,000	3,352,938

Morgan Stanley Reremic Trust, Collateralized Mtg. Obligations, Series 2012-R3, Cl. 1B, 2.346%, 11/26/36[2,3]	2,339,977	1,255,197

Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.-Backed Security, Collateralized Mtg. Obligations, Series 1999-C1, Cl. X, 6.791%, 5/18/32[4]	5,077,286	2,214

Structured Adjustable Rate Mortgage Loan Trust:
Series 2006-4, Cl. 6A, 5.168%, 5/25/36[2]	1,362,461	1,147,813
Series 2007-6, Cl. 3A1, 4.689%, 7/25/37[2]	2,817,053	2,314,032

UBS-Barclays Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2012-C2, Cl. E, 5.049%, 5/10/63[1,2]	460,000	400,753

WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR14, Cl. 1A4, 2.473%, 12/25/35[2]	1,612,097	1,477,312

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A6, 2.613%, 9/25/35[2]	362,175	339,407
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	2,194,917	2,300,385
Series 2007-AR3, Cl. A4, 5.679%, 4/25/37[2]	743,012	706,607
Series 2007-AR8, Cl. A1, 5.942%, 11/25/37[2]	2,011,114	1,787,711

WF-RBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2012-C10, Cl. D, 4.609%, 12/15/45[1,2]	480,000	417,369
Series 2012-C7, Cl. E, 5.004%, 6/15/45[1,2]	840,000	743,871
Series 2012-C8, Cl. E, 5.041%, 8/15/45[1,2]	935,000	841,649
Series 2013-C11, Cl. D, 4.324%, 3/15/45[1,2]	481,000	398,055

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 1.38%, 3/15/44[1,2,4]	27,865,374	1,989,225

		84,249,382

Multi-Family—0.9%
Citigroup Mortgage Loan Trust, Series 2006-AR3, Cl. 1A2A, 5.457%, 6/25/36[2]	1,801,576	1,667,537

Countrywide Alternative Loan Trust:
Series 2005-86CB, Cl. A8, 5.50%, 2/25/36	402,183	374,058
Series 2005-J14, Cl. A7, 5.50%, 12/25/35	1,251,834	1,086,925
Series 2006-24CB, Cl. A12, 5.75%, 6/25/36	775,377	630,600

8    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Multi-Family Continued
Countrywide Home Loans, Collateralized Mtg. Obligations, Series 2006-20, Cl. 1A17, 5.75%, 2/25/37	$2,799,709	$2,455,062

JP Morgan Mortgage Trust, Series 2007-A3, Cl. 3A2M, 4.807%, 5/25/37[2]	419,337	397,198

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Cl. 2A3, 2.642%, 3/25/36[2]	3,448,068	3,418,846

		10,030,226

Other—0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Collateralized Mtg. Obligations, Series 1987-3, Cl. B, 0%, 10/23/17[4,10]	20	1

Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Collateralized Mtg. Obligations, Series 1987-3, Cl. A, 5.829%, 10/23/17[5]	29	29

		30

Residential—4.1%
Alternative Loan Trust, Collateralized Mtg. Obligations, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	2,930,066	2,561,800

Banc of America Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 6.001%, 2/10/51[2]	3,075,000	3,376,639

Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	1,503,286	1,327,980
Series 2007-C, Cl. 1A4, 5.38%, 5/20/36[2]	729,946	712,055

Banc of America Mortgage Securities Trust, Collateralized Mtg. Obligations, Series 2007-1, Cl. 1A24, 6%, 3/25/37	1,993,356	1,861,529

Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.289%, 7/25/36[2]	1,077,564	1,044,725

CD Commercial Mortgage Trust, Collateralized Mtg. Obligations, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[2]	1,215,000	1,227,146

Chase Funding Trust, Series 2003-2, Cl. 2A2, 0.739%, 2/25/33[2]	402,182	371,223

Countrywide Alternative Loan Trust:
Series 2005-29CB, Cl. A4, 5.00%, 7/25/35	1,950,922	1,680,087
Series 2007-19, Cl. 1A34, 6.00%, 8/25/37	3,232,421	2,549,578

Countrywide Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.299%, 6/25/47[2]	312,171	311,695

Countrywide Home Loans:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	1,339,869	1,282,682
Series 2005-29, Cl. A1, 5.75%, 12/25/35	1,467,470	1,349,502
Series 2006-17, Cl. A2, 6.00%, 12/25/36	4,631,687	4,189,194
Series 2006-6, Cl. A3, 6.00%, 4/25/36	951,378	879,599
Series 2007-15, Cl. 1A29, 6.25%, 9/25/37	1,690,065	1,554,706

Credit Suisse Commercial Mortgage Trust, Collateralized Mtg. Obligations, Series 2007-3, Cl. 2A10, 6%, 4/25/37	1,095,083	949,440

CWABS Asset-Backed Certificates Trust, Series 2005-16, Cl. 2AF2, 5.071%, 5/25/36[2]	1,667,529	1,652,278

GSR Mortgage Loan Trust, Series 2006-5F, Cl. 2A1, 6%, 6/25/36	962,952	941,441

JP Morgan Alternative Loan Trust, Series 2006-S4, Cl. A6, 5.71%, 12/25/36[2]	2,615,044	2,452,140

Merrill Lynch Mortgage Investors Trust, Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.623%, 12/25/34[2]	889,088	906,047

NC Finance Trust, Series 1999-I, Cl. D, 3.405%, 1/25/29[3,11]	1,750,658	113,793

RALI Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	259,129	202,704

9    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Residential Continued
RALI Trust, Mtg. Pass-Through Certificates:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	$ 155,351	$158,798
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,289,499	1,029,621

Residential Asset Securitization Trust:
Series 2005-A15, Cl. 1A4, 5.75%, 2/25/36	531,452	481,642
Series 2005-A6CB, Cl. A7, 6.00%, 6/25/35	627,094	604,488

WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR18, Cl. 3A1, 4.335%, 1/25/37[2]	953,887	819,203
Series 2007-HY5, Cl. 3A1, 4.891%, 5/25/37[2]	1,582,271	1,508,628

Wells Fargo Alternative Loan Trust, Series 2007-PA5, Cl. 1A1, 6.25%, 11/25/37	2,305,861	2,113,361

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	933,604	963,626
Series 2006-AR14, Cl. 1A2, 5.589%, 10/25/36[2]	1,583,593	1,528,699

		42,706,049

Total Mortgage-Backed Obligations (Cost $599,855,075)		612,793,535

Corporate Bonds and Notes—42.2%

Consumer Discretionary—5.2%

Auto Components—0.5%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	2,655,000	2,834,213

TRW Automotive, Inc., 4.50% Sr. Unsec. Nts., 3/1/21[1]	1,630,000	1,646,300

		4,480,513

Automobiles—1.5%
Daimler Finance North America LLC:
1.30% Sr. Unsec. Nts., 7/31/15[1]	2,756,000	2,769,623
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,581,000	2,275,187

Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Unsub. Nts., 8/2/21	6,232,000	6,941,065

General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43[1]	856,000	844,230

General Motors Financial Co., Inc., 4.25% Sr. Unsec. Nts., 5/15/23[1]	2,382,000	2,182,508

		15,012,613

Hotels, Restaurants & Leisure—0.3%
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	915,000	912,626

Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	1,788,000	2,184,489

		3,097,115

Household Durables—0.5%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	2,959,000	3,081,059

Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,691,000	2,583,360

		5,664,419

Media—1.2%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,751,000	2,473,440

Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	1,750,000	1,670,322

Historic TW, Inc., 9.15% Debs., 2/1/23	400,000	531,099

Interpublic Group of Cos., Inc. (The), 6.25% Sr. Unsec. Nts., 11/15/14	2,269,000	2,382,450

Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	3,015,000	2,811,488

News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,048,000	1,158,342

10    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media Continued
Time Warner Entertainment Co. LP, 8.375% Sr. Unsec. Nts., 7/15/33	$1,542,000	$1,685,099

		12,712,240

Multiline Retail—0.7%
Dollar General Corp., 4.125% Sr. Unsec. Nts., 7/15/17	3,080,000	3,276,741

Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14	4,350,000	4,518,484

		7,795,225

Specialty Retail—0.3%
Rent-A-Center, Inc., 4.75% Sr. Unsec. Nts., 5/1/21[1,6]	2,816,000	2,632,960

Textiles, Apparel & Luxury Goods—0.2%
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	2,728,000	2,591,600

Consumer Staples—2.5%

Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,265,744

Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21[6]	2,863,000	2,651,854

Foster’s Finance Corp., 4.875% Sr. Unsec. Nts., 10/1/14[1]	2,875,000	2,991,524

SABMiller Holdings, Inc., 4.95% Sr. Unsec. Unsub. Nts., 1/15/42[1]	1,406,000	1,406,344

		10,315,466

Food & Staples Retailing—0.5%
Delhaize Group SA, 5.70% Sr. Unsec. Nts., 10/1/40	1,462,000	1,432,821

Safeway, Inc., 5.625% Sr. Unsec. Nts., 8/15/14	1,537,000	1,600,965

Wal-Mart Stores, Inc., 4% Sr. Unsec. Unsub. Nts., 4/11/43	1,373,000	1,228,867

		4,262,653

Food Products—0.4%
Bunge Ltd. Finance Corp.:
5.10% Sr. Unsec. Unsub. Nts., 7/15/15	2,275,000	2,422,873
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	397,000	406,430
8.50% Sr. Unsec. Nts., 6/15/19	1,956,000	2,438,936

		5,268,239

Personal Products—0.3%
Avon Products, Inc., 5% Sr. Unsec. Nts., 3/15/23	2,866,000	2,890,249

Tobacco—0.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,495,000	2,286,324

Lorillard Tobacco Co., 3.75% Sr. Unsec. Nts., 5/20/23	1,500,000	1,381,056

		3,667,380

Energy—6.6%

Energy Equipment & Services—0.9%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	3,172,000	3,373,273

Noble Holding International Ltd., 7.375% Sr. Unsec. Nts., 3/15/14	2,633,000	2,708,541

Rowan Cos., Inc., 4.875% Sr. Unsec. Unsub. Nts., 6/1/22	2,123,000	2,195,227

Weatherford International Ltd. Bermuda, 4.50% Sr. Unsec. Unsub. Nts., 4/15/22	1,525,000	1,512,532

		9,789,573

11    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels—5.7%
Anadarko Petroleum Corp.:
6.20% Sr. Unsec. Nts., 3/15/40	$1,085,000	$1,220,028
7.625% Sr. Unsec. Nts., 3/15/14	2,092,000	2,155,450

Buckeye Partners LP, 4.15% Sr. Unsec. Nts., 7/1/23	1,605,000	1,570,014

Canadian Oil Sands Ltd., 6% Sr. Unsec. Nts., 4/1/42[1]	1,226,000	1,260,346

Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22	2,650,000	2,689,750

CNOOC Finance 2013 Ltd., 4.25% Sr. Unsec. Unsub. Nts., 5/9/43	998,000	857,151

Continental Resources, Inc., 4.50% Sr. Unsec. Nts., 4/15/23	2,929,000	2,888,726

Copano Energy LLC/Copano Energy Finance Corp., 7.125% Sr. Unsec. Unsub. Nts., 4/1/21	3,127,000	3,582,932

DCP Midstream LLC:
5.375% Sr. Unsec. Nts., 10/15/15[1]	1,978,000	2,124,902
5.85% Jr. Sub. Nts., 5/21/43[1,2]	2,891,000	2,659,720

DCP Midstream Operating LP:
2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,750,000	2,727,398
3.875% Sr. Unsec. Nts., 3/15/23	1,425,000	1,299,686

Enbridge Energy Partners LP, 5.35% Sr. Unsec. Nts., 12/15/14	2,264,000	2,385,468

EnCana Holdings Finance Corp., 5.80% Sr. Unsec. Unsub. Nts., 5/1/14	1,463,000	1,505,661

Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21	2,266,000	2,331,077
5.20% Sr. Unsec. Unsub. Nts., 2/1/22	884,000	931,214
8.50% Sr. Unsec. Nts., 4/15/14	2,216,000	2,301,657

Range Resources Corp., 5.75% Sr. Unsec. Sub. Nts., 6/1/21	2,679,000	2,826,345

Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[1]	2,768,000	2,892,560

Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[1]	3,097,000	3,097,000

Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22	1,556,000	1,559,636

Spectra Energy Partners LP:
4.60% Sr. Unsec. Nts., 6/15/21	1,607,000	1,662,000
4.75% Sr. Unsec. Nts., 3/15/24	1,276,000	1,318,084

Talisman Energy, Inc.:
5.125% Sr. Unsec. Nts., 5/15/15	2,167,000	2,295,568
6.25% Sr. Unsec. Unsub. Nts., 2/1/38	815,000	828,450

Whiting Petroleum Corp., 5.75% Sr. Unsec. Nts., 3/15/21[1]	2,620,000	2,685,500

Williams Cos., Inc. (The), 3.70% Sr. Unsec. Unsub. Nts., 1/15/23	1,502,000	1,359,683

Woodside Finance Ltd.:
4.60% Sr. Unsec. Unsub. Nts., 5/10/21[1]	2,232,000	2,366,000
5.00% Sr. Unsec. Nts., 11/15/13[1]	2,649,000	2,661,225

		60,043,231

Financials—14.1%

Capital Markets—2.8%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[1]	3,819,000	4,502,276

Carlyle Holdings II Finance LLC, 5.625% Sr. Sec. Nts., 3/30/43[1]	1,421,000	1,324,952

Deutsche Bank AG, 4.296% Jr. Sub. Nts., 5/24/28[2]	2,886,000	2,612,618

Goldman Sachs Capital I, 6.345% Sub. Nts., 2/15/34	2,839,000	2,755,871

Goldman Sachs Group, Inc. (The), 2.90% Sr. Unsec. Nts., 7/19/18	4,722,000	4,766,269

Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[1]	4,420,000	4,827,878

Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	5,428,000	5,449,517

Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	2,772,000	2,892,158

		29,131,539

12    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Banks—4.8%
Abbey National Treasury Services plc, 3.05% Sr. Unsec. Nts., 8/23/18[6]	$2,049,000	$2,084,454

Amsouth Bank NA, 5.20% Sub. Nts., 4/1/15	2,723,000	2,869,026

Barclays Bank plc, 5.14% Sub. Nts., 10/14/20	2,737,000	2,863,893

BPCE SA, 1.70% Sr. Unsec. Nts., 4/25/16	4,398,000	4,421,530

CIT Group, Inc., 5% Sr. Unsec. Nts., 8/1/23	2,815,000	2,731,746

Commerzbank AG, 8.125% Sub. Nts., 9/19/23[1]	2,562,000	2,619,645

Fifth Third Capital Trust IV, 6.50% Jr. Sub. Nts., 4/15/37[2]	5,277,000	5,270,404

HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	6,450,000	6,611,250

LBG Capital No. 1 plc, 7.875% Unsec. Sub. Nts., 11/1/20[1]	2,555,000	2,731,295

Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]	2,100,000	2,322,192

PNC Financial Services Group, Inc. (The), 4.85% Jr. Sub. Perpetual Bonds[2,7]	3,014,000	2,599,575

Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[1,2,7]	4,537,000	4,627,740

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,7	2,900,000	2,784,000

Santander Holdings USA, Inc., 3.45% Sr. Unsec. Nts., 8/27/18	958,000	979,697

Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K2,7	3,481,000	3,846,505

		49,362,952

Consumer Finance—0.7%
Ally Financial, Inc., 4.75% Sr. Unsec. Nts., 9/10/18	2,622,000	2,613,675

Discover Financial Services, 3.85% Sr. Unsec. Unsub. Nts., 11/21/22	3,310,000	3,165,310

National Rural Utilities Cooperative Finance Corp., 4.75% Sr. Unsec. Sub. Nts., 4/30/43[2]	1,518,000	1,407,945

		7,186,930

Diversified Financial Services—1.9%
Bank of America Corp., 5.20% Jr. Sub. Perpetual Bonds[2,7]	1,467,000	1,290,960

Citigroup, Inc., 6.675% Sub. Nts., 9/13/43	2,316,000	2,502,162

CME Group, Inc., 5.30% Sr. Unsec. Nts., 9/15/43	1,394,000	1,443,154

ING Bank NV, 5.80% Sub. Nts., 9/25/23[1]	2,064,000	2,089,408

ING US, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	2,852,000	2,617,081

Jefferies Group LLC, 5.125% Sr. Unsec. Nts., 1/20/23	1,495,000	1,510,111

JPMorgan Chase & Co., 7.90% Jr. Sub. Perpetual Bonds, Series 1[2,7]	5,099,000	5,537,738

Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Nts., 5/14/38	2,412,000	2,995,390

MidAmerican Energy Co., 4.80% Sec. Nts., 9/15/43	1,004,000	1,023,633

		21,009,637

Insurance—2.7%
Allstate Corp. (The), 5.75% Sub. Nts., 8/15/53[2]	2,695,000	2,632,678

CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	2,298,000	2,593,998
5.875% Sr. Unsec. Unsub. Nts., 8/15/20	1,534,000	1,772,134

Gulf South Pipeline Co. LP, 5.05% Sr. Unsec. Nts., 2/1/15[1]	2,825,000	2,960,286

Liberty Mutual Group, Inc., 4.25% Sr. Unsec. Nts., 6/15/23[1]	2,260,000	2,209,473

Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2]	4,674,000	4,603,890

Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 7/15/14	667,000	691,263

Prudential Financial, Inc., 5.20% Jr. Sub. Nts., 3/15/44[2]	1,994,000	1,818,528

QBE Insurance Group Ltd., 2.40% Sr. Unsec. Nts., 5/1/18[1,6]	3,455,000	3,370,287

Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[1,2,7]	4,494,000	4,719,572

		27,372,109

13    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Real Estate Investment Trusts (REITs)—1.2%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	$1,185,000	$1,231,373
7.00% Sr. Unsec. Nts., 10/15/17	2,465,000	2,840,986

Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	1,080,000	1,028,700

Hospitality Properties Trust, 5.125% Sr. Unsec. Nts., 2/15/15	2,830,000	2,919,804

Host Hotels & Resorts LP, 3.75% Sr. Unsec. Nts., 10/15/23	1,981,000	1,838,281

National Retail Properties, Inc., 6.25% Sr. Unsec. Nts., 6/15/14	2,147,000	2,223,760

		12,082,904

Health Care—1.4%

Biotechnology—0.5%
Celgene Corp., 3.25% Sr. Unsec. Nts., 8/15/22	3,363,000	3,196,286

Gilead Sciences, Inc., 5.65% Sr. Unsec. Unsub. Nts., 12/1/41	1,531,000	1,699,353

		4,895,639

Health Care Equipment & Supplies—0.3%
Boston Scientific Corp., 4.125% Sr. Unsec. Nts., 10/1/23	2,674,000	2,664,641

Health Care Providers & Services—0.2%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	1,440,000	1,677,941

Pharmaceuticals—0.4%
Hospira, Inc., 5.20% Sr. Unsec. Nts., 8/12/20	2,530,000	2,578,503

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Unsub. Nts., 4/15/18[1]	1,254,000	1,235,388

Zoetis, Inc., 1.875% Sr. Unsec. Nts., 2/1/18[1]	987,000	978,262

		4,792,153

Industrials—2.8%

Aerospace & Defense—0.5%
B/E Aerospace, Inc., 5.25% Sr. Unsec. Nts., 4/1/22	2,572,000	2,565,570

Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	2,726,000	2,950,895

		5,516,465

Building Products—0.2%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,192,000	2,143,303

Commercial Services & Supplies—0.3%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,670,000	2,656,650

Industrial Conglomerates—0.3%
General Electric Capital Corp., 5.25% Jr. Sub. Perpetual Bonds[2,7]	2,972,000	2,762,474

Machinery—0.5%
Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23[1]	3,708,000	3,691,266

Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	992,000	1,114,156

		4,805,422

Professional Services—0.2%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,700,000	2,612,250

Road & Rail—0.5%
Kansas City Southern Railway, 4.30% Sr. Unsec. Nts., 5/15/43[1]	1,151,000	1,022,588

Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 7/11/14[1]	2,909,000	2,942,055

14    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Road & Rail Continued
Penske Truck Leasing Co. LP/PTL Finance Corp.: Continued
4.25% Sr. Unsec. Nts., 1/17/23[1]	$1,512,000	$1,473,746

		5,438,389

Trading Companies & Distributors—0.3%
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,539,000	2,656,690

Information Technology—1.8%

Computers & Peripherals—0.6%
Hewlett-Packard Co.:
2.65% Sr. Unsec. Unsub. Nts., 6/1/16	4,778,000	4,902,992
4.75% Sr. Unsec. Nts., 6/2/14	1,042,000	1,069,571

		5,972,563

Electronic Equipment, Instruments, & Components—0.8%
Amphenol Corp., 4.75% Sr. Unsec. Nts., 11/15/14	848,000	884,907

Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	3,515,000	3,654,974

Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	3,275,000	3,308,127

		7,848,008

IT Services—0.1%
Fidelity National Information Services, Inc., 3.50% Sr. Unsec. Nts., 4/15/23	1,429,000	1,288,524

Office Electronics—0.3%
Xerox Corp., 4.25% Sr. Unsec. Nts., 2/15/15	2,652,000	2,766,246

Materials—3.3%

Chemicals—0.5%
LYB International Finance BV, 5.25% Sr. Unsec. Nts., 7/15/43	837,000	826,020

Rockwood Specialties Group, Inc., 4.625% Sr. Unsec. Nts., 10/15/20	2,520,000	2,545,200

RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	1,502,000	1,407,927

Sherwin-Williams Co. (The), 4% Sr. Unsec. Unsub. Nts., 12/15/42	1,597,000	1,409,261

		6,188,408

Containers & Packaging—0.6%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21	2,842,000	2,984,100

Rock Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	2,837,000	2,810,119

		5,794,219

Metals & Mining—1.8%
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21[6]	1,587,000	1,669,370

Barrick Gold Corp., 3.85% Sr. Unsec. Nts., 4/1/22	1,270,000	1,125,157

Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	933,987

Cliffs Natural Resources, Inc., 3.95% Sr. Unsec. Unsub. Nts., 1/15/18	2,613,000	2,627,238

Freeport-McMoRan Copper & Gold, Inc.:
1.40% Sr. Unsec. Nts., 2/13/15	2,733,000	2,741,243
3.875% Sr. Unsec. Nts., 3/15/23[1]	2,900,000	2,679,977

Glencore Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	2,070,000	2,181,931
6.00% Sr. Unsec. Unsub. Nts., 10/15/15	2,552,000	2,753,552

		16,712,455

Paper & Forest Products—0.4%
Georgia-Pacific LLC, 3.734% Sr. Unsec. Nts., 7/15/23[1]	2,074,000	2,026,785

15    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Paper & Forest Products Continued
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	$2,085,000	$2,235,789

		4,262,574

Telecommunication Services—2.8%

Diversified Telecommunication Services—2.3%
AT&T, Inc., 6.30% Sr. Unsec. Unsub. Nts., 1/15/38	2,100,000	2,276,616

British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	1,780,000	2,642,113

CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,519,000	2,471,769

Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	2,320,000	2,575,200

Koninklijke KPN NV, 7% Sr. Sub. Nts., 3/28/73[1,2]	2,607,000	2,626,753

MetroPCS Wireless, Inc., 6.25% Sr. Unsec. Unsub. Nts., 4/1/21[1]	2,839,000	2,863,841

Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	2,509,000	2,427,272

Telefonica Emisiones SAU, 7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,850,000	1,972,612

Verizon Communications, Inc.:
6.40% Sr. Unsec. Nts., 2/15/38	1,331,000	1,470,035
6.55% Sr. Unsec. Nts., 9/15/43	3,852,000	4,363,299

		25,689,510

Wireless Telecommunication Services—0.5%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	2,285,000	1,883,512

CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849% Sr. Sec. Nts., 4/15/23	1,573,000	1,421,786

Rogers Communications, Inc., 5.45% Sr. Unsec. Nts., 10/1/43[6]	755,000	750,921

Vodafone Group plc, 4.375% Sr. Unsec. Unsub. Nts., 2/19/43	818,000	713,808

		4,770,027

Utilities—1.7%

Electric Utilities—1.3%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	3,002,000	3,181,796

Electricite de France SA, 5.25% Jr. Sub. Perpetual Bonds[1,2,7]	2,372,000	2,247,726

Exelon Generation Co. LLC, 4.25% Sr. Unsec. Unsub. Nts., 6/15/22	1,525,000	1,504,541

ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	1,214,000	1,201,720

Jersey Central Power & Light Co., 4.70% Sr. Unsec. Nts., 4/1/24[1]	1,353,000	1,373,380

PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,180,000	2,066,963

PPL WEM Holdings plc, 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	2,845,000	3,101,024

		14,677,150

Energy Traders—0.3%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13	2,889,000	2,915,876

Multi-Utilities—0.1%
CMS Energy Corp., 5.05% Sr. Unsec. Unsub. Nts., 3/15/22	1,051,000	1,128,137

Total Corporate Bonds and Notes (Cost $435,641,237)		439,005,261

U.S. Government Obligations—4.3%
Federal Home Loan Mortgage Corp. Nts.:
0.875%, 10/14/16-3/7/18	6,405,000	6,336,137
1.375%, 5/1/20	3,524,000	3,360,018
2.375%, 1/13/22	5,830,000	5,687,211

Federal National Mortgage Assn. Nts.:
1.625%, 11/27/18[6]	1,858,000	1,852,930
1.875%, 9/18/18[6]	1,626,000	1,646,297

U.S. Treasury Bonds, 7.50%, 11/15/16[12]	7,700,000	9,318,802

16    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

U.S. Government Obligations Continued
U.S. Treasury Nts., 5.125%, 5/15/16	$14,830,000	$16,622,917

Total U.S. Government Obligations (Cost $43,967,135)		44,824,312

	Shares

Investment Company—12.1%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.09%[8,9] (Cost $125,391,474)	125,391,474	125,391,474

Total Investments, at Value
(Cost $1,360,643,209)	132.4%	1,377,868,978

Liabilities in Excess of Other Assets	(32.4)	(337,561,398)

Net Assets	100.0%	$1,040,307,580

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $176,534,928 or 16.97% of the Fund’s net assets as of September 30, 2013.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of September 30, 2013 was $1,993,276, which represents 0.19% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24	4/21/97	$166,734	$37,403	$(129,331)
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24	1/28/02	57,823	51,699	(6,124)
Morgan Stanley Reremic Trust, Collateralized Mtg. Obligations, Series 2012-R3, Cl. 1B, 2.346%, 11/26/36	10/24/12	1,164,995	1,255,197	90,202
NC Finance Trust, Series 1999-I, Cl. D, 3.405%, 1/25/29	8/10/10	1,703,335	113,793	(1,589,542)
Santander Drive Auto Receivables Trust, Series 2011-S2A, Cl. D, 3.35%, 6/15/17	5/19/11-4/9/13	533,023	535,184	2,161

		$3,625,910	$1,993,276	$(1,632,634)

Footnotes to Statement of Investments Continued

17    Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $24,447,127 or 2.35% of the Fund’s net assets as of September 30, 2013.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $273,034 or 0.03% of the Fund’s net assets as of September 30, 2013.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 30, 2013. See accompanying Notes.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2012	Additions	Reductions	September 30, 2013

Oppenheimer Institutional Money Market Fund, Cl. E	225,847,537	272,088,507	372,544,570	125,391,474

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$125,391,474	$134,258

9. Rate shown is the 7-day yield as of September 30, 2013.

10. Interest rate is less than 0.0005%.

11. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

12. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,362,723. See accompanying Notes.

Futures Contracts as of September 30, 2013:

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Unrealized Appreciation (Depreciation)

U.S. Treasury Long Bonds	CBT	Sell	12/19/13	206	$(44,037)
U.S. Treasury Nts., 10 yr.	CBT	Sell	12/19/13	194	(82,748)
U.S. Treasury Nts., 2 yr.	CBT	Sell	12/31/13	521	(157,426)
U.S. Treasury Nts., 5 yr.	CBT	Sell	12/31/13	623	(858,189)
U.S. Treasury Ultra Bonds	CBT	Buy	12/19/13	329	1,419,830

					$277,430

Glossary:
Exchange Abbreviations
CBT	Chicago Board of Trade

18    Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$488,005,046
Sold securities	137,549,269

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

19    Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2013 is as follows:

Cost	$1,703,335
Market Value	$113,793
Market Value as a % of Net Assets	0.01%

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and

Securities Valuation (Continued)

“asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

20    Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar

Securities Valuation (Continued)

securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

21    Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$155,854,396	$—	$155,854,396
Mortgage-Backed Obligations	—	612,628,043	165,492	612,793,535
Corporate Bonds and Notes	—	439,005,261	—	439,005,261
U.S. Government Obligations	—	44,824,312	—	44,824,312

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Investment Company	$125,391,474	$—	$—	$125,391,474

Total Investments, at Value	125,391,474	1,252,312,012	165,492	1,377,868,978
Other Financial Instruments:
Variation Margin Receivable	17,381	—	—	17,381

Total Assets	$125,408,855	$1,252,312,012	$165,492	$1,377,886,359

Liabilities Table
Other Financial Instruments:
Variation Margin Payable	$(140,831)	$—	$—	$(140,831)

Total Liabilities	$(140,831)	$—	$—	$(140,831)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

22    Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S.

Risk Exposures and the Use of Derivative Instruments (Continued)

dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

23    Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments

Risk Exposures and the Use of Derivative Instruments (Continued)

  (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended September 30, 2013, the Fund had an ending monthly average market value of $55,135,047 and $218,488,888 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

24    Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. Daily changes in the value of cleared swaps are reported as variation margin receivable or payable on the Statement of Assets and Liabilities in the annual and semiannual reports. The values of OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The

Risk Exposures and the Use of Derivative Instruments (Continued)

unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

25      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual issuers and/or indexes of issuers.

For the period ended September 30, 2013, the Fund had ending monthly average notional amounts of $5,000,000 on credit default swaps to buy protection.

Risk Exposures and the Use of Derivative Instruments (Continued)

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for cleared swaps.

With respect to cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

26      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral

Risk Exposures and the Use of Derivative Instruments (Continued)

due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Restricted Securities

As of September 30, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,360,916,517
Federal tax cost of other investments	(195,694,591)

Total federal tax cost	$1,165,221,926

Gross unrealized appreciation	$36,734,727
Gross unrealized depreciation	(19,504,458)

Net unrealized appreciation	$17,230,269

27      Oppenheimer Core Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/11/2013